5. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Scheduled maturities of time deposits
(Dollars in thousands)

2014	$127,036
2015	48,913
2016	22,318
2017	10,155
2018 and thereafter	8,781

Total	$217,203